Long-term debt - Accounts Receivable Facility (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 828,272	$ 900,000	€ 843,803	$ 900,000	€ 768,049
Balance outstanding			100,000	93,756
Letters of credit outstanding	$ 28,332	€ 26,074	$ 12,532	€ 11,750